SEGMENT INFORMATION (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation from consolidated segment profit to consolidated financial statements
Consolidated segment profit	$ 103,891	$ 67,816	$ 55,759
Selling and marketing expenses	(31,528)	(14,373)	(18,490)
General and administrative expenses	(63,321)	(49,854)	(41,890)
Government subsidies	5,978	5,022	3,867
Net interest and exchange gain	(2,101)	680	220
Interest income from loan to a producer of TV series	41
Loss on disposal of an equity method investment			(6)
Investment Income	64
(Loss) income before income tax and equity in earnings of equity method investments, net of tax	$ 13,308	$ 9,575	$ (252)